Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Organization

Organization. Martin Marietta (the “Company”) is a natural resource-based building materials company. The Company supplies aggregates (crushed stone, sand and gravel) through its network of more than 300 quarries, mines and distribution yards to its customers in 31 states, Canada, the Bahamas and the Caribbean Islands.  In the western United States, Martin Marietta also provides cement and downstream products, namely, ready mixed concrete, asphalt and paving services, in markets where the Company also has a leading aggregates position.   Specifically, the Company has two cement plants and four cement distribution facilities in Texas, and 140 ready mixed concrete plants and nine asphalt plants in Texas, Colorado, Louisiana and Arkansas. Paving services are exclusively in Colorado. The Company’s heavy-side building materials are used in infrastructure, nonresidential and residential construction projects.   Aggregates are also used in agricultural, utility and environmental applications and as railroad ballast. The aggregates, cement, ready mixed concrete and asphalt and paving product lines are reported collectively as the “Building Materials” business. As of December 31, 2018, the Building Materials business contains the following reportable segments: Mid-America Group, Southeast Group and West Group. The Mid-America Group operates in Indiana, Iowa, northern Kansas, Kentucky, Maryland, Minnesota, Missouri, eastern Nebraska, North Carolina, Ohio, Pennsylvania, South Carolina, Virginia, Washington and West Virginia. The Southeast Group has operations in Alabama, Florida, Georgia, Tennessee, Nova Scotia and the Bahamas. The West Group operates in Arkansas, Colorado, southern Kansas, Louisiana, western Nebraska, Nevada, Oklahoma, Texas, Utah and Wyoming. In addition to these operations, the Company sells to customers in New York, Delaware, New Mexico and Mississippi. The following states accounted for 72% of the Building Materials business’ 2018 total revenues: Texas, Colorado, North Carolina, Georgia and Iowa.

The Company also operates a Magnesia Specialties business, which produces magnesia-based chemical products used in industrial, agricultural and environmental applications, and dolomitic lime sold primarily to customers in the steel and mining industries. Magnesia Specialties’ production facilities are located in Ohio and Michigan, and products are shipped to customers worldwide.

Use of Estimates

Use of Estimates. The preparation of the Company’s consolidated financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make certain estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets and other long-lived assets and assumptions used in the calculation of income tax expense (benefit), retirement and other postemployment benefits, stock-based compensation, the allocation of the purchase price to the fair values of assets acquired and liabilities assumed as part of business combinations and revenue recognition for service contracts.  These estimates and assumptions are based on management’s judgment. Management evaluates estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts such estimates and assumptions when facts and circumstances dictate. Changes in credit, equity and energy markets and changes in construction activity increase the uncertainty inherent in certain estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, are reflected in the consolidated financial statements for the period in which the change in estimate occurs.

Basis of Consolidation

Basis of Consolidation. The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. Partially-owned affiliates are either consolidated or accounted for at cost or as equity investments, depending on the level of ownership interest or the Company’s ability to exercise control over the affiliates’ operations. Intercompany balances and transactions between subsidiaries have been eliminated in consolidation.

Revenue Recognition

Revenue Recognition. Total revenues include sales of materials and services provided to customers, net of discounts or allowances, if any, and include freight and delivery costs billed to customers. Revenues for product sales are recognized when control of the promised good is transferred to unaffiliated customers, typically when finished products are shipped. Revenues derived from the paving business are recognized using the percentage-of-completion method under the cost-to-cost approach. Under the cost-to-cost approach, recognized contract revenue is determined by multiplying the total estimated contract revenue by the estimated percentage of completion. Contract costs are recognized as incurred. The percentage of completion is determined on a contract-by-contract basis using project costs incurred to date as a percentage of total estimated project costs. The Company believes the cost-to-cost approach is appropriate, as the use of asphalt in a paving contract is relatively consistent with the performance of the related paving services. Paving contracts, notably with governmental entities, may contain performance bonuses based on quality specifications. Given the uncertainty of meeting the criteria until the performance obligation is completed, performance bonuses are recognized as revenues when and if determined to be achieved. Performance bonuses were not material to the Company’s consolidated results of operations for the years ended December 31, 2018, 2017 and 2016. Freight revenues reflect delivery arranged by the Company using a third party on behalf of the customer and are recognized consistently with the timing of the product revenues.

Freight and Delivery Costs

Freight and Delivery Costs. Freight and delivery costs represent pass-through transportation costs incurred and paid by the Company to third-party carriers to deliver products to customers. These costs are then billed to the customers.

Cash and Cash Equivalents

Cash and Cash Equivalents. Cash equivalents are comprised of highly-liquid instruments with original maturities of three months or less from the date of purchase. The Company manages its cash and cash equivalents to ensure short-term operating cash needs are met and excess funds are managed efficiently. When operating cash is not sufficient to meet current needs, the Company borrows money under its credit facilities. The Company utilizes excess cash to either pay down credit facility borrowings or invest in money market funds, money market demand deposit accounts or offshore time deposit accounts. Money market demand deposits and offshore time deposit accounts are exposed to bank solvency risk.

Accounts Receivable

Accounts Receivable. Accounts receivable are stated at cost. The Company does not typically charge interest on customer accounts receivable. The Company records an allowance for doubtful accounts, which includes a provision for probable losses based on historical write offs and a specific reserve for accounts deemed at risk. The Company writes off accounts receivable as bad debt expense when it becomes probable, based upon customer facts and circumstances, that such amounts will not be collected.

Inventories Valuation

Inventories Valuation. Inventories are stated at the lower of cost or net realizable value. Costs for finished products and in process inventories are determined by the first-in, first-out method. Carrying value for expendable parts and supplies are determined by the weighted-average cost method. The Company records an allowance for finished product inventories based on an analysis of inventory on hand in excess of historical sales for a twelve-month or five-year average period and future demand. The Company also establishes an allowance for expendable parts over five years old and supplies over one year old.

Post-production stripping costs, which represent costs of removing overburden and waste materials to access mineral deposits, are a component of inventory production costs and recognized as incurred.

Property, Plant and Equipment

Property, Plant and Equipment. Property, plant and equipment are stated at cost.

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives
Buildings	5 to 20 years
Machinery & Equipment	2 to 20 years
Land Improvements	5 to 60 years

The Company begins capitalizing quarry development costs at a point when reserves are determined to be proven or probable, economically mineable and when demand supports investment in the market. Capitalization of these costs ceases when production commences. Capitalized quarry development costs are classified as land improvements and depreciated over the life of the reserves.

The Company reviews relevant facts and circumstances to determine whether to capitalize or expense pre-production stripping costs when additional pits are developed at an existing quarry. If the additional pit operates in a separate and distinct area of the quarry, these costs are capitalized as quarry development costs and depreciated over the life of the uncovered reserves. Additionally, a separate asset retirement obligation is created for additional pits when the liability is incurred. Once a pit enters the production phase, all post-production stripping costs are charged to inventory production costs as incurred.

Mineral reserves and mineral interests acquired in connection with a business combination are valued using an income approach over the life of the reserves.

Depreciation is computed based on estimated service lives, principally using the straight-line method. Depletion of mineral reserves is calculated based on proven and probable reserves using the units-of-production method on a quarry-by-quarry basis.

Property, plant and equipment are reviewed for impairment whenever facts and circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss is recognized if expected future undiscounted cash flows over the estimated remaining service life of the related asset are less than the asset’s carrying value.

Repair and Maintenance Costs	Repair and Maintenance Costs. Repair and maintenance costs that do not substantially extend the life of the Company’s plant and equipment are expensed as incurred.
Goodwill and Intangible Assets

Goodwill and Intangible Assets. Goodwill represents the excess purchase price paid for acquired businesses over the estimated fair value of identifiable assets and liabilities. Other intangibles represent amounts assigned principally to contractual agreements and are amortized ratably over periods based on related contractual terms. If an other intangible asset is deemed to have an indefinite life, it is not amortized.

The Company’s reporting units, which represent the level at which goodwill is tested for impairment, are based on the operating segments of the Building Materials business.  Goodwill is assigned to the respective reporting unit(s) based on the location of acquisitions at the time of consummation.  Goodwill is tested for impairment by comparing the reporting unit’s fair value to its carrying value, which represents Step 1 of a two-step approach.  However, prior to Step 1, the Company may perform an optional qualitative assessment and evaluate macroeconomic conditions, industry and market conditions, cost factors, overall financial performance and other business or reporting unit-specific events.  If the Company concludes it is more-likely-than-not (i.e., a likelihood of more than 50%) that a reporting unit’s fair value is higher than its carrying value, the Company does not perform any further goodwill impairment testing for that reporting unit.  Otherwise, the Company proceeds to Step 1 of its goodwill impairment analysis.  The Company may bypass the qualitative assessment for any reporting unit in any period and proceed directly with the quantitative calculation in Step 1.  If the reporting unit’s fair value exceeds its carrying value, no further calculation is necessary.  A reporting unit with a carrying value in excess of its fair value constitutes a Step 1 failure and will lead to an impairment charge.

The carrying values of goodwill and other indefinite-lived intangible assets are reviewed annually, as of October 1, for impairment. An interim review is performed between annual tests if facts and circumstances indicate potential impairment. The carrying value of other amortizable intangibles is reviewed if facts and circumstances indicate potential impairment.  If a review indicates the carrying value is impaired, a charge is recorded.

Retirement Plans and Postretirement Benefits

Retirement Plans and Postretirement Benefits. The Company sponsors defined benefit retirement plans and also provides other postretirement benefits. The Company recognizes the funded status, defined as the difference between the fair value of plan assets and the benefit obligation, of its pension plans and other postretirement benefits as an asset or liability on the consolidated balance sheets. Actuarial gains or losses that arise during the year are not recognized as net periodic benefit cost in the same year, but rather are recognized as a component of accumulated other comprehensive earnings or loss. Those amounts are amortized over the participants’ average remaining service period and recognized as a component of net periodic benefit cost.  The amount amortized is determined using a corridor approach and represents the excess over 10% of the greater of the projected benefit obligation or pension plan assets.

Stock-Based Compensation

Stock-Based Compensation. The Company has stock-based compensation plans for employees and its Board of Directors. The Company recognizes all forms of stock-based awards that vest as compensation expense. The compensation expense is the fair value of the awards at the measurement date and is recognized over the requisite service period.

The fair value of restricted stock awards, incentive compensation stock awards and Board of Directors’ fees paid in the form of common stock are based on the closing price of the Company’s common stock on the awards’ respective grant dates.  The fair value of performance stock awards is determined by a Monte Carlo simulation methodology.

In 2018, 2017 and 2016, the Company did not issue any stock options.  For stock options issued prior to 2016, the Company used the accelerated expense recognition method. The accelerated recognition method requires stock options that vest ratably to be divided into tranches. The expense for each tranche is allocated to its particular vesting period.

Environmental Matters

Environmental Matters. The Company records a liability for an asset retirement obligation at fair value in the period in which it is incurred. The asset retirement obligation is recorded at the acquisition date of a long-lived tangible asset if the fair value can be reasonably estimated. A corresponding amount is capitalized as part of the asset’s carrying amount. The fair value is affected by management’s assumptions regarding the scope of the work required, inflation rates and quarry closure dates.

Further, the Company records an accrual for other environmental remediation liabilities in the period in which it is probable that a liability has been incurred and the appropriate amounts can be estimated reasonably. Such accruals are adjusted as further information develops or circumstances change. Generally, these costs are not discounted to their present value or offset for potential insurance or other claims or potential gains from future alternative uses for a site.

Income Taxes

Income Taxes. Deferred income taxes, net, on the consolidated balance sheets reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, net of valuation allowances. The effect on deferred income tax assets and liabilities attributable to changes in enacted tax rates are charged or credited to income tax expense or benefit in the period of enactment.

Uncertain Tax Positions

Uncertain Tax Positions. The Company recognizes a tax benefit when it is more-likely-than-not, based on the technical merits, that a tax position would be sustained upon examination by a taxing authority. The amount to be recognized is measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. The Company’s unrecognized tax benefits are recorded in other liabilities on the consolidated balance sheets or as an offset to the deferred tax asset for tax carryforwards where available.

The Company records interest accrued in relation to unrecognized tax benefits as income tax expense. Penalties, if incurred, are recorded as operating expenses in the consolidated statements of earnings.

Sales Taxes	Sales Taxes. Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of earnings.
Start-Up Costs	Start-Up Costs. Noncapital start-up costs for new facilities and products are charged to operations as incurred.
Warranties

Warranties. The Company’s construction contracts usually contain warranty provisions covering defects in materials, design or workmanship that generally run from nine months to one year after project completion. Due to the nature of its projects, including contract owner inspections of the work both during construction and prior to acceptance, the Company has not experienced material warranty costs for these short-term warranties and therefore does not believe an accrual for these costs is necessary. The ready mixed concrete product line carries a longer warranty period, for which the Company has accrued an estimate of warranty cost based on experience with the type of work and any known risks relative to the projects. These costs were not material to the Company’s consolidated results of operations for the years ended December 31, 2018, 2017 and 2016.

Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss

Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss. Consolidated comprehensive earnings for the Company consist of consolidated net earnings, adjustments for the funded status of pension and postretirement benefit plans, foreign currency translation adjustments and the amortization of the value of terminated forward starting interest rate swap agreements into interest expense, and are presented in the Company’s consolidated statements of comprehensive earnings.

Accumulated other comprehensive loss consists of unrecognized gains and losses related to the funded status of the pension and postretirement benefit plans, foreign currency translation and the unamortized value of terminated forward starting interest rate swap agreements, and is presented on the Company’s consolidated balance sheets.

The components of the changes in accumulated other comprehensive loss and related cumulative noncurrent deferred tax assets are as follows:

	Pension and Postretirement Benefit Plans	Foreign Currency	Unamortized Value of Terminated Forward Starting Interest Rate Swap	Total
years ended December 31 (add 000)	2018
Accumulated other comprehensive loss at beginning of period	$(128,802)	$(22)	$(280)	$(129,104)
Other comprehensive loss before reclassifications, net of tax	(22,890)	(2,052)	—	(24,942)
Amounts reclassified from accumulated other comprehensive loss, net of tax	10,187	—	280	10,467
Other comprehensive (loss) earnings, net of tax	(12,703)	(2,052)	280	(14,475)
Accumulated other comprehensive loss at end of period	$(141,505)	$(2,074)	$—	$(143,579)

Cumulative noncurrent deferred tax assets at end of period	$84,207	$—	$—	$84,207

	2017
Accumulated other comprehensive loss at beginning of period	$(128,373)	$(1,162)	$(1,152)	$(130,687)
Other comprehensive (loss) earnings before reclassifications, net of tax	(8,062)	1,140	—	(6,922)
Amounts reclassified from accumulated other comprehensive loss, net of tax	7,633	—	872	8,505
Other comprehensive (loss) earnings, net of tax	(429)	1,140	872	1,583
Accumulated other comprehensive loss at end of period	$(128,802)	$(22)	$(280)	$(129,104)

Cumulative noncurrent deferred tax assets at end of period	$79,938	$—	$178	$80,116

	2016
Accumulated other comprehensive loss at beginning of period	$(103,380)	$(264)	$(1,978)	$(105,622)
Other comprehensive loss before reclassifications, net of tax	(31,678)	(898)	—	(32,576)
Amounts reclassified from accumulated other comprehensive loss, net of tax	6,685	—	826	7,511
Other comprehensive (loss) earnings, net of tax	(24,993)	(898)	826	(25,065)
Accumulated other comprehensive loss at end of period	$(128,373)	$(1,162)	$(1,152)	$(130,687)

Cumulative noncurrent deferred tax assets at end of period	$82,044	$—	$749	$82,793

Reclassifications out of accumulated other comprehensive loss are as follows:

years ended December 31 (add 000)	2018	2017	2016	Affected line items in the consolidated statements of earnings
Pension and postretirement benefit plans
Special plan termination benefits	$-	$-	$764
Settlement charge	2,936	21	115
Amortization of:
Prior service credit	(1,971)	(1,430)	(1,609)
Actuarial loss	12,619	13,774	11,575
	13,584	12,365	10,845	Other nonoperating income, net
Tax effect	(3,397)	(4,732)	(4,160)	Income tax expense (benefit)
Total	$10,187	$7,633	$6,685
Unamortized value of terminated forward starting interest rate swap
Additional interest expense	$458	$1,443	$1,367	Interest expense
Tax effect	(178)	(571)	(541)	Income tax expense (benefit)
Total	$280	$872	$826

Earnings Per Common Share

Earnings Per Common Share. The Company computes earnings per share (EPS) pursuant to the two-class method. The two-class method determines EPS for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings. The Company pays nonforfeitable dividend equivalents during the vesting period on its restricted stock awards and incentive stock awards made prior to 2016, which results in these being considered participating securities.

The numerator for basic and diluted earnings per common share is net earnings attributable to Martin Marietta, reduced by dividends and undistributed earnings attributable to the Company’s unvested restricted stock awards and incentive stock awards issued prior to 2016. The denominator for basic earnings per common share is the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are computed assuming that the weighted-average number of common shares is increased by the conversion, using the treasury stock method, of awards issued to employees and nonemployee members of the Company’s Board of Directors under certain stock-based compensation arrangements if the conversion is dilutive.

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31

(add 000)	2018	2017	2016
Net earnings attributable to Martin Marietta	$469,998	$713,342	$425,386
Less: Distributed and undistributed earnings attributable to unvested participating securities	806	2,029	1,775
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$469,192	$711,313	$423,611

Basic weighted-average common shares outstanding	62,895	62,932	63,610
Effect of dilutive employee and director awards	252	285	251
Diluted weighted-average common shares outstanding	63,147	63,217	63,861

New Accounting Pronouncements

New Accounting Pronouncements.

Revenue from Contracts with Customers

Effective January 1, 2018, the Company adopted Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (ASU 2014-09), which changes the evaluation and accounting for revenue recognition under contracts with customers and enhances financial statement disclosures.  The Company implemented ASU 2014-09 using the modified-retrospective approach and applied the guidance only to contracts that were not completed at the date of adoption.  The adoption had an immaterial impact on the Company’s financial position and results of operations but required new disclosures (see Note B).

Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments

Effective January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (ASU 2016-15), which provides clarification or additional guidance on certain transactions and its classification on the statement of cash flows on a retrospective basis.  In accordance with the adoption of ASU 2016-15, the Company reclassified the net activity related to company-owned life insurance policies to investing activities from operating activities in the consolidated statements of cash flows.  The reclassifications reduced net cash provided by operating activities and net cash used for investing activities by $280,000 and $293,000 for the years ended December 31, 2017 and 2016, respectively.

Pending Accounting Pronouncements

Pending Accounting Pronouncements

Lease Standard

In February 2016, the Financial Accounting Standards Board (FASB) issued a new accounting standard, Accounting Standards Codification 842 – Leases (ASC 842), intending to improve financial reporting of leases and to provide more transparency into off-balance sheet leasing obligations.  The guidance requires virtually all leases, excluding mineral interest leases, to be recorded as right-of-use assets and lease liabilities on the balance sheet and provides guidance on the recognition of lease expense and income.  Effective January 1, 2019, ASC 842 requires the modified-retrospective transition approach, applying the new standard to all leases existing at the date of initial application.  An entity may use either 1) ASC 842’s effective date or 2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application.  The Company adopted the new standard effective January 1, 2019 and used the effective date as the date of initial application.

The new standard provides a number of practical expedients for transition and policy elections for ongoing accounting.  The Company elected the “package of practical expedients”, which permits the Company to not reassess its prior conclusions about lease identification, lease classification and initial direct costs. The Company also elected the practical expedient pertaining to the use of hindsight, which resulted in including renewal options in the lease term that were not previously included in historical lease terms under the guidance prior to ASC 842.  While the adoption of ASC 842 does not impact the expense over the life of a lease, the inclusion of renewal options with fixed escalation clauses in the lease term may impact the timing of expense recognition.  Additionally, the Company elected the practical expedient that allows it not to evaluate land easements that existed or expired before the adoption of ASC 842 and that were not previously accounted for as leases.  The standard provides policy election options for recognition exemption for short-term leases and separation of lease and non-lease components. The Company elected the short-term lease recognition exemption and to not separate lease and non-lease components for all underlying asset classes with the exception of railcars and fleet leases.

The Company expects the adoption of ASC 842 to increase its assets and liabilities on its consolidated balance sheet in the range of $475,000,000 to $550,000,000 as of January 1, 2019 and to require additional footnote disclosures pertaining to leasing activities beginning with the quarter ending March 31, 2019.